Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Tax Aware Bond Fund
(each, a series of Six Circles Trust)
Supplement dated May 19, 2023
to the Prospectus dated May 1, 2023
Effective immediately, the Six Circles Tax Aware Bond Fund (the “Fund”) will operate as a diversified fund and all references to the Fund being a “non‑diversified” fund in the Fund’s Prospectus are deleted, including by deleting:

•	The ninth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus;

•	The “Non‑Diversified Fund Risk” under “The Fund’s Main Investment Risks” section of the Prospectus;
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

Six Circles Tax Aware Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Tax Aware Bond Fund
(each, a series of Six Circles Trust)
Supplement dated May 19, 2023
to the Prospectus dated May 1, 2023
Effective immediately, the Six Circles Tax Aware Bond Fund (the “Fund”) will operate as a diversified fund and all references to the Fund being a “non‑diversified” fund in the Fund’s Prospectus are deleted, including by deleting:

•	The ninth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus;

•	The “Non‑Diversified Fund Risk” under “The Fund’s Main Investment Risks” section of the Prospectus;
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.